CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Revenues	€ 6,837	€ 6,691	€ 12,852	€ 11,331
Cost of sales	(4,984)	(4,600)	(9,082)	(7,649)
Gross profit	1,853	2,091	3,770	3,682
Selling expenses	(2,113)	(1,888)	(4,032)	(3,525)
Administrative expenses	(1,635)	(1,505)	(3,142)	(3,182)
Research and development expenses	(1,538)	(1,653)	(3,137)	(3,094)
Other operating expenses	(155)	(256)	(614)	(414)
Other operating income	641	1,254	1,377	3,458
Operating loss	(2,947)	(1,957)	(5,778)	(3,075)
Finance expense	(720)	(947)	(1,169)	(1,995)
Finance income	42	1,040	71	2,439
Financial result	(678)	93	(1,098)	444
Loss before income taxes	(3,625)	(1,864)	(6,876)	(2,631)
Income tax income (expense)	(12)	65	(12)	79
Net loss	(3,637)	(1,799)	(6,888)	(2,552)
Other comprehensive income (loss) that may be reclassified subsequently to profit or loss(1)	(160)	(208)	(124)	(1,771)
Total comprehensive loss(1)	(3,797)	(2,007)	(7,012)	(4,323)
Loss attributable to:
Owners of the Company	(3,632)	(1,823)	(6,849)	(2,511)
Non-controlling interests	(5)	24	(39)	(41)
Net loss	(3,637)	(1,799)	(6,888)	(2,552)
Total comprehensive loss attributable to:
Owners of the Company(1)	(3,792)	(2,031)	(6,973)	(4,282)
Non-controlling interests	(5)	24	(39)	(41)
Total comprehensive loss(1)	€ (3,797)	€ (2,007)	€ (7,012)	€ (4,323)
Weighted average number of shares outstanding - basic (in shares)	9,134,724	7,026,711	9,134,724	7,026,711
Weighted average number of shares outstanding - diluted (in shares)	9,134,724	7,026,711	9,134,724	7,026,711
Loss per share - basic (in EUR per share)	€ (0.40)	€ (0.26)	€ (0.75)	€ (0.36)
Loss per share - diluted (in EUR per share)	€ (0.40)	€ (0.26)	€ (0.75)	€ (0.36)